Offerings - Offering: 1	Sep. 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	76,429,818
Maximum Aggregate Offering Price	$ 656,361,403.34
Fee Rate	0.01531%
Amount of Registration Fee	$ 100,488.93
Offering Note	1a. Represents the estimated maximum number of shares of Class A Common Stock, par value $0.0001 per share, of Crescent Energy Company (the "Registrant") issuable upon the completion of the mergers and other transactions (the "Transactions") contemplated by the Agreement and Plan of Merger, dated as of August 24, 2025, by and among the Registrant, Vital Energy, Inc. ("Vital"), Venus Merger Sub I Inc. and Venus Merger Sub II LLC (as may be amended, the "Merger Agreement") and is based upon the product of an exchange ratio in the Merger Agreement of 1.9062 multiplied by (i) 38,696,598 shares of common stock, par value $0.01 per share, of Vital ("Vital Common Stock") estimated to be issued and outstanding immediately prior to the Effective Time (as defined in the Merger Agreement), (ii) 507,160 shares of Vital Common Stock reserved for issuance pursuant to Vital's Omnibus Equity Incentive Plan, dated as of December 10, 2024 (the "Vital Equity Incentive Plan"), estimated to be issued and outstanding immediately prior to the Effective Time, (iii) 1,842 shares of Vital Common Stock subject to outstanding stock options to purchase Vital Common Stock pursuant to the Vital Equity Incentive Plan estimated to be issued and outstanding immediately prior to the Effective Time and (iv) 889,782 shares of Vital Common Stock subject to outstanding time-based restricted stock awards of Vital Common Stock estimated to be issued and outstanding immediately prior to the Effective Time. This figure does not include the shares of Vital Common Stock underlying cash-settled performance-based restricted stock units or shares of Vital Common Stock subject to outstanding awards of Vital Common Stock deferred pursuant to the Vital Energy, Inc. Director Deferred Compensation Plan, because those awards will be settled in cash in connection with the closing of the Transactions. 1b. Estimated solely for purposes of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act"), and calculated pursuant to Rules 457(c) and 457(f)(1) under the Securities Act. Such amount equals the product of (a) (i) $16.37, the average of the high and the low prices per share of Vital Common Stock, as reported on the New York Stock Exchange on September 16, 2025, which is within five business days prior to the filing of this Registration Statement on Form S-4, and (ii) 40,095,382, the estimated maximum number of shares of Vital Common Stock that may be exchanged for the securities being registered.